Revenue	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Revenue

17	Revenue

Global licensing arrangement

On October 8, 2025, Davion Healthcare Plc entered into a Global Manufacturing and Distribution Agreement with NeuRX Health Inc. (“NeuRX”) granting it an exclusive worldwide license to manufacture, market, distribute and sell the Company’s BreastCheck test product. The Company retains ownership of the intellectual property and provides ongoing access to its proprietary test portal platform used for interrogation of test results and recording of customer data. Davion has the right to terminate the agreement if NeuRX fails to cure a late payment after a 30 day notice or other breaches after a 60 day notice. In December 2025 the parties amended the agreement to revise the expected commercial launch date and commencement of contractual payments to July 2026. Accordingly, there was no revenue recognized during 2025.

License Consideration

Total license consideration of $120 million consists of:

•	$1 million payable upon commercial launch in July 2026
•	$19 million payable in twelve monthly installments beginning July 2026
•	$100 million payable in ten annual installments of $10 million each beginning January 2027.

The Company expects the $100 million portion to be settled through issuance of NeuRX equity securities with a value of $10 million per issuance.

Royalty structure NeuRX will pay:

•	$5 per BreastCheck unit manufactured
•	minimum royalties of $10 million per Contract Year ($100 million over 10 years)
•	50% of net revenue from follow-on tests purchased by returning customers.

Revenue Recognition

The Company determined the arrangement contains a single performance obligation consisting of the BreastCheck intellectual property license and ongoing access to the test portal platform. Although the intellectual property license is capable of being distinct, the Company concluded that the license and the portal platform are separately identifiable within the context of the contract because the license does not provide stand-alone utility to NeuRX without the portal, which is required for the functionality of the product and to comply with applicable regulatory requirements. Accordingly, the license and platform services are highly interdependent and represent a combined output for which the customer received benefit only from the integrated arrangement. The combined performance obligation represents a right-to-access arrangement, as the Company is required to provide on-going access to the portal platform and platform activities that significantly affect the utility of the intellectual property throughout the license period. As a result, the performance obligation is satisfied over time, and revenue is recognized on a straight-line basis beginning when commercial operations commence. The transaction price for the arrangement is $220 million and includes fixed license fees and minimum guaranteed royalty payments that are unconditional and payable regardless of NeuRX’s sales volumes. Because the minimum royalty payments are not contingent on future sales or usage and represent consideration to which the Company expects to be entitled, they are included in the transaction price and recognized over the service period. Royalties in excess of the $10 million annual minimum guarantee are variable consideration that relate predominantly to the license of intellectual property and will be recognized as revenue only when the underlying sales occur, consistent with the sales royalty guidance.

Accounting for Equity Consideration

The $100 million component of license consideration is expected to be received in freely traded NeuRX shares (or other acceptable NeuRX affiliate shares). The equity consideration represents non-cash consideration and will be measured at fair value on the date the shares are issued based on quoted market prices – a Level 1 fair value measurement. The fair value of each annual tranche of $10 million will be included in the transaction price and recognized in accordance with the Company’s revenue recognition policy.

Contract Liabilities

Cash and equity consideration received prior to revenue recognition are recorded as contract liabilities. These balances are recognized as revenue over the service period.